Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by the Dodd-Frank Wall Street Reform and Consumer Protection Act and SEC rules, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company.

Pay Versus Performance Table

Year	Summary compensation table total for PEO (1)	Compensation actually paid to PEO (2)(3)	Average summary compensation table total for non-PEO named executive officers (4)	Average compensation actually paid to non-PEO named executive officers (5)	Value of initial fixed $100 investment based on: Total shareholder return ("TSR") (6)	Net income (loss) (millions) (7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	368,830	$368,830	144,850	144,850	61	(15.2)
2024	641,067	641,067	90,368	90,368	166	2.5
2023	490,993	490,993	313,126	313,126	47	(2.2)

1.

“PEO” stands for Principal Executive Officer. The dollar amounts reported in column (b) for 2025 include the amounts of total compensation reported for Landen Fredrick, our Chief Executive Officer in the “Total” column of the Summary Compensation Table.

2.	The dollar amounts reported in column (c) for 2025 represent the amount of “compensation actually paid” to Landen Fredrick, our Chief Executive Officer as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the SEC rules, no adjustments were required to Mr. Fredrick’s total compensation for 2025.
3.	Landen Fredrick was appointed as President and Chief Executive Officer effective April 1, 2024.

PEO Total Compensation Amount	$ 368,830	$ 641,067	$ 490,993
PEO Actually Paid Compensation Amount	$ 368,830	641,067	490,993
Adjustment To PEO Compensation, Footnote

	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
Year	($)	($)	($)	($)
2025	368,830			368,830
2024	641,067			641,067
2023	490,993			490,993

(a.)	In 2025, we granted 20,000 stock options to Mr. Fredrick.
(b.)

Pursuant to SEC rules, certain equity award adjustments may be required to show compensation actually paid in the event that equity awards are granted, vested or forfeited during the reported year, or there is incremental value or loss on unvested awards.  No equity award adjustments are required for the 2023, 2024 and 2025 reported years, and the total amounts reported in the Summary Compensation Table for the PEO and other NEOs for such years is equal to the compensation actually paid for purposes of this disclosure.

4.

The dollar amounts reported in column (d) are the amount of total compensation reported for our non-PEO NEOs, on an average basis, for each corresponding year in the “Total” column of the Summary Compensation Table. Our non-PEO NEO for 2025 was James Clavijo. Our non-PEO NEOs for 2024 were David A. Johnson and James Clavijo. Our non-PEO NEOs for 2023 were Landen Fredrick and David A. Johnson.

5.

The dollar amounts reported in column (e) for 2025 represent the amount of “compensation actually paid” to Mr. Clavijo, on an average basis, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Clavijo during the applicable year. In accordance with the requirements of SEC rules, no adjustments were required to the non-PEO NEOs’ average total compensation for 2025, 2024 or 2023 in order to determine the average compensation actually paid.

Non-PEO NEO Average Total Compensation Amount	$ 144,850	90,368	313,126
Non-PEO NEO Average Compensation Actually Paid Amount	$ 144,850	90,368	313,126
Adjustment to Non-PEO NEO Compensation Footnote

	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
Year	($)	($)	($)	($)
2025	144,850	—	—	144,850
2024	90,368	—	—	90,368
2023	313,126	—	—	313,126

(a)	Mr. Clavijo was granted 10,00 stock options during 2025.
(b)

See footnote 2(b) above. All of Mr. Johnson’s outstanding option awards were fully vested prior to 2023. Accordingly, none of the required adjustments applied to the non-PEO NEOs’ total compensation in determining average compensation actually paid.

6.

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our Company’s share price at the end and the beginning of the measurement period by our Company's share price at the beginning of the measurement period.

7.	Reflects “Net (Loss) Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024 and 2023.

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between Compensation Actually Paid to TSR and Net Income

Compensation actually paid to the PEO decreased year over year by $272,238, or 42.47% in 2025. Compensation actually paid to the non-PEO NEO increased year over year by $54,482, or 60.29% in 2025. During this period, the company's cumulative TSR was (39.0)%. Net income decreased year over year by $17.7 million, or 708.0% in 2025.

Compensation Actually Paid vs. Net Income

Description of Relationship Between Compensation Actually Paid to TSR and Net Income

Compensation actually paid to the PEO decreased year over year by $272,238, or 42.47% in 2025. Compensation actually paid to the non-PEO NEO increased year over year by $54,482, or 60.29% in 2025. During this period, the company's cumulative TSR was (39.0)%. Net income decreased year over year by $17.7 million, or 708.0% in 2025.

Total Shareholder Return Amount	$ 61	166	47
Net Income (Loss)	(15,200,000)	2,500,000	(2,200,000)
PEO Name				Landen Fredrick
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0